Operating Segments Information - Revenue by Geography (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Revenue	$ 6,791	$ 6,750	$ 7,392
United States
Disclosure of geographical areas [line items]
Revenue	3,395	3,713	4,262
Europe, the Middle East and Africa
Disclosure of geographical areas [line items]
Revenue	1,710	1,423	1,533
Other
Disclosure of geographical areas [line items]
Revenue	$ 1,686	$ 1,614	$ 1,597